As filed with the Securities and Exchange Commission on October 30, 1998.

                                             Registration No. 333-17789/811-7967



                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                       Form N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             [x]

                           Pre-effective Amendment No.

                         Post-effective Amendment No. 2                      [ ]


                                                                             [x]


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [x]



                                 Amendment No. 3                             [x]



              Investment Services for Education Associations Trust
               (Exact name of Registrant as Specified in Charter)

                            1201 North Market Street
                                  P.O. Box 1347
                         Wilmington, Delaware 19899-1347
               (Address of Principal Executive Office (ZIP Code))

                  Registrant's Telephone Number: (516) 467-0200

                                Michael P. Malloy
                           Drinker Biddle & Reath LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b), or

[ ] on (date) pursuant to paragraph (b), or

[ ] 60 days after filing pursuant to paragraph (a)(i), or

[ ] on (date)pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485 If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Title of Securities Being Registered: Shares of beneficial interest.

              INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS TRUST


                                 CROSS-REFERENCE SHEET


                           Between Items Enumerated in Part A
                              of Form N-1A and Prospectus

ITEM NUMBER                                         CAPTION
OF FORM N-1A                                        IN PROSPECTUS
------------                                        -------------
1.        Cover Page                                Cover Page

2.        Synopsis                                  Expense Summary

3.        Condensed Financial                       Financial Highlights
          Information

4.        General Description                       The Trust; Eligible Shareholders;
          of Registrant                             Investment Objective and
                                                    Policies; General Information

5.        Management of Fund                        Management of the Fund

5a.       Management's Discussion                   *
          of Fund Performance

6.        Capital Stock and                         General Information;
          Other Securities                          Distributions and Taxes

7.        Purchase of Securities                    How to Invest in the Fund
          Being Offered

8.        Redemption or Repurchase                  Redemptions

9.        Pending Legal Proceedings                 *



                           Between Items Enumerated in Part B
                  of Form N-1A and Statement of Additional Information
                  ----------------------------------------------------

ITEM NUMBER                                                            CAPTION IN STATEMENT
OF FORM N-1A                                                           OF ADDITIONAL INFORMATION
------------                                                           -------------------------

10.       Cover Page                                                   Cover Page

11.       Table of Contents                                            Table of Contents

12.       General Information                                          *
          and History

13.       Investment Objectives                                        Investment Objective and
          and Policies                                                 Management Policies

14.       Management of the Fund                                       Management of the Fund

15.       Control Persons and                                          Management of the Fund
          Principal Holders of
          Securities

16.       Investment Advisory                                          Investment Advisory Agreement;
          and Other Services                                           Plan

17.       Brokerage Allocation                                         Portfolio Transactions
          and Other Practices

18.       Capital Stock and                                            Information About the Fund
          Other Securities

19.       Purchase, Redemption and                                     Determination of Net Asset
          Pricing of Securities                                        Value
          Being Offered

20.       Tax Status                                                   Additional Information About
                                                                       Taxes

21.       Underwriters                                                 Distribution Agreement

22.       Calculation of                                               Fund Performance
          Performance Data

23.       Financial Statements                                         Financial Statements

----------
* Omitted since answer is negative or inapplicable

               MONEY MARKET FUND
               INVESTMENT   SERVICES   FOR
               EDUCATION   ASSOCIATIONS   TRUST

               905 Marconi Avenue
               Ronkonkoma, New York 11779
 ................................................................................

                   The Investment Services for Education Associations Money
               Market Fund (the "Fund") is an investment portfolio of the Investment Services for Education Associations Trust (the "Trust"), which is an open-end, management investment company.
               The Fund operates as a money market mutual fund, with the goal to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Fund is limited to investors who are education related entities.
 ................................................................................

                   Shareholders may invest or redeem shares without charge or penalty. Unlimited checkwriting redemption privileges are available to Shareholders.
 ................................................................................


                   This Prospectus sets forth concisely information about the
               Fund that a person should know before investing. It should be read and retained for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated October 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, write to the address or call the telephone number listed under "General Information" in this Prospectus.

 ................................................................................

                   SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF,
               OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
               CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THE FUND SEEKS TO MAINTAIN ITS NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH
               THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUOUS BASIS. INVESTMENT IN THE FUND INVOLVES INVESTMENT
               RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
 ................................................................................

                   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
               SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ................................................................................

                        The date of this Prospectus is October 30, 1998

                                EXPENSE SUMMARY


    The purpose of the following table is to assist you in understanding the various costs and expenses borne by the Fund. Investors bear these expenses indirectly because such expenses reduce the amount of income paid by the Fund to investors as dividends.



ANNUAL FUND OPERATING EXPENSES
(as a percentage of average daily net assets)

     Management Fees (After Fee Waiver).....................     .00%
     12b-1 Fees (After Fee Waiver)..........................    0.07%
     Other Expenses.........................................    0.68%
                                                                ----
      Total Fund Operating Expenses (After Fee Waiver and
      Expense Reimbursement) (1)............................    0.85%
                                                                ====


---------------

(1) Subject to revision or termination upon 90 days' notice to the Fund, Cadre Financial Services, Inc. ("Cadre Financial") has agreed to waive fees and reimburse expenses, to the extent necessary, to maintain the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) at an annual rate of not more than .85% of the Fund's average net assets for the particular fiscal year. Absent these fee waivers, Total Fund Operating Expenses would be 1.05% of the Fund's average net assets (of which .30% would consist of Management Fees, .07% would consist of Rule 12b-1 fees, and .68% would consist of Other Expenses).



                    EXAMPLE                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    -------                      ------    -------    -------    --------
You would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual
  return and (2) redemption at the end of each
  time period.                                     $9        $27        $47        $105



    THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. THE TABLE SETS FORTH MANAGEMENT FEES AND OTHER EXPENSES WITH RESPECT TO SHARES OF THE FUND FOR THE FISCAL YEAR ENDED JUNE 30, 1998, AS RESTATED TO REFLECT CURRENT FEES THAT WOULD HAVE BEEN APPLICABLE HAD THEY BEEN IN EFFECT DURING SUCH YEAR OR PERIOD.

                              FINANCIAL HIGHLIGHTS


    The following audited "Financial Highlights" set forth certain investment results for shares of the Fund, and should be read in conjunction with the Fund's audited financial statements and related notes which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Fund is available in the Fund's Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained, free of charge, by calling the number listed under "General Information" in this Prospectus.


                INVESTMENT SERVICES FOR EDUCATIONAL ASSOCIATIONS
                               MONEY MARKET FUND
  (SELECTED PER SHARE DATA FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                   INDICATED)


                                                              PERIOD ENDED
                                                              JUNE 30, 1998
                                                              (AUDITED)(1)
                                                              -------------
Net Asset Value, Beginning of Period........................   $     1.00
                                                               ----------
Income from Investment Operations:
  Net investment income.....................................        0.038
Less Dividends:
  Dividends from net investment income......................       (0.038)
Net Asset Value, End of Period..............................   $     1.00
                                                               ==========
Total Return................................................         3.88%
Ratios/Supplemental Data:
Net Assets, End of Period...................................   $7,108,260
Ratios of Net Operating Expenses to Average Net Assets:
  Before reimbursement/waiver...............................         1.05%**
  After reimbursement/waiver................................         0.46%**
Ratios of Net Investment Income to Average Net Assets:
  Before reimbursement/waiver...............................         4.56%**
  After reimbursement/waiver................................         5.10%**


---------------
(1) The Fund commenced operations on October 1, 1997.
 *  Unannualized
** Annualized

                        THE TRUST; ELIGIBLE SHAREHOLDERS

    The Trust is a Delaware business trust. The Fund is a diversified investment portfolio of the Trust. Only education related entities are eligible to invest in the Fund.

                       INVESTMENT OBJECTIVE AND POLICIES

    Investment Objective. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. There can be no assurance that the Fund's investment objective will be achieved.

    To achieve its investment objective, the Fund invests in short-term money market instruments, consisting exclusively of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, time deposits and certificates of deposit, bankers' acceptances, repurchase agreements and high grade commercial paper and other short-term corporate obligations.

    The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended, (the "1940 Act"), certain requirements of which are summarized below. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


     The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, and purchase only instruments having remaining maturities of 13 months or less. It will invest only in U.S. dollar denominated securities which present minimal credit risks, as determined in accordance with procedures established by the Board of Trustees, and will be "Eligible Securities" as defined by the Securities and Exchange Commission. Eligible Securities includes generally, (a) securities that are rated (or issued by an issuer, or in certain cases, guaranteed by a guarantor, which is rated with respect to comparable securities) at the time of purchase in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or (b) securities that are unrated but are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The nationally recognized statistical rating organizations ("NRSROs") currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard and Poor's Rating Group, Division of McGraw Hill, Duff & Phelps, Credit Co. and Fitch IBCA, Inc. Their ratings are described in the Appendix to the Fund's Statement of Additional Information.


    Portfolio Securities. The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency or instrumentality. Securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any agency or instrumentality if it is not obligated to do so by law.

    The Fund may purchase U.S. dollar denominated bank obligations such as time deposits, certificates of deposit and bankers' acceptances. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


    The Fund may also enter into repurchase agreements. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument, subject to the seller's agreement to repurchase the instrument at an agreed upon time and price. The Fund's custodian or sub-custodian will have physical possession of securities acquired by the Fund under a repurchase agreement, or will hold book-entry securities in the name of the Fund or the Custodian. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. The Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount at least equal to the repurchase price, and such value will be monitored by Cadre Financial on an ongoing basis. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.


    The Fund's investments in commercial paper consist of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund may consist of direct obligations issued by domestic and foreign entities.


    The Fund also may purchase floating and variable rate demand notes, which are obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holder of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded, and there generally is no secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Fund may invest in unrated obligations only if Cadre Financial determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest in accordance with procedures established by the Board of Trustees. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are illiquid. Cadre Financial will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Fund invests, and their ability to repay principal and interest.

    In accordance with current Securities and Exchange Commission ("SEC") regulations, the Fund intends, as a non-fundamental policy, to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements fully collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of the Fund's total assets may be invested in any one issuer for a period of up to three business days, and securities subject to certain guarantees are subject to different diversification requirements as described in the Statement of Additional Information. In addition, the Fund will limit its investments in all securities that are not first tier securities (as defined by the SEC), to 5% of its total assets, with investment in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.


    Year 2000. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Advisor, the Fund's other service providers, and others do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Advisor, and the Fund's other service providers have informed the Trust that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.


    Certain Additional Policies. This paragraph describes certain fundamental policies of the Fund which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. The Fund may not (i) borrow money or issue senior securities, except to the extent permitted by the 1940 Act or (ii) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such obligations, and other than as permitted under Rule 2a-7) if, as a result, (a) more than 25% of the value of the Fund's total assets would be invested in the securities of a single issuer, or (b) with respect to 75% of its total assets, more than 5% of the value of its total assets would be invested in the securities of a single issuer, or it would own more than 10% of the outstanding voting securities of a single issuer. The Fund's compliance with the diversification provision described above under the heading "Portfolio Securities" will be deemed to be compliance with the foregoing fundamental diversification limitation.

                           HOW TO INVEST IN THE FUND

    Eligibility for Participation. Only education related entities are eligible to invest in the Fund.

    Investing in the Fund. An initial investment in the Fund must be preceded or accompanied by a properly completed registration form. An investor is required to certify in its registration form that it is an education related entity. A properly completed registration form must be on file when making a redemption from an account. The registrations should be forwarded to:

                            Attention: New Accounts
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, NY 11779-7255

    An initial investment of at least $1.00 is required. Subsequent investments for an existing account may be made by phone and need not be accompanied by a completed registration form.

    All payments should be in U.S. dollars by wire transfer, Depository Transfer Check ("DTC"), Automated Clearing House Credits ("ACH") or by check. Purchases will not be effected until payments made in other than Federal Funds are converted to Federal Funds, which is ordinarily within two business days of receipt. Purchase orders are only effected on a day on which both the Fund's custodian and the New York Stock Exchange (the "Exchange") are open for business (a "Business Day"). If an order is received by Cadre Financial by 4:00 p.m. New York Time on a Business Day and Federal Funds are received the close of the Federal Reserve wire that same Business Day, the order will be effected that Business Day at the net asset value per share next determined after receipt by Cadre Financial of the order. If an order is received by Cadre Financial after 4:00 p.m. New York Time on a Business Day or Federal Funds are received after the close of the Federal Reserve wire that same Business Day, the order will be effected on the next Business Day.

    For purchases by wire transfer call the Fund's toll-free number 1-800-221-4524, Ext. 2, and for purchases by DTC or ACH call the Fund's toll-free number 1-800-221-4524, Ext. 2.

    The net asset value per share of the Fund is the value of all securities and other assets owned by the Fund, less its liabilities, divided by the number of outstanding shares of the Fund. The net asset value per share of the Fund is determined on each Business Day as of 4:00 p.m. New York Time. In computing net asset value, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Determination of Net Asset Value."

                                  REDEMPTIONS

    General. Shareholders may request redemption of shares at any time. Redemption requests should be transmitted to Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779-7255. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value. Written redemption requests must be signed by an authorized person noted on the registration form.

    Redemption proceeds of at least $10,000 will be wired to any member bank of the Federal Reserve System, for deposit in a Shareholder's account, in accordance with the redemption request. Amounts under $10,000 generally will be paid by check.

    The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act.

    Check Redemption Privilege. Shareholders may use the Fund's free and unlimited checkwriting services by completing a checkwriting authorization form and signing the two custodian bank signature cards. Shareholders may issue checks in any dollar amount. Checks will be honored only if they are properly signed by a person authorized on the signature card. Although the checkwriting service is free, there is a charge for stop-payments or if the Fund cannot honor a redemption check due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time by the Fund.

    Redemption by Wire or Telephone. Shares may be redeemed by wire or telephone as long as the person requesting such withdrawal has been authorized on the registration form. Wire or telephone requests will generally be honored the same Business Day as long as the Fund is notified by 4:00 p.m. New York Time. The redemption proceeds will be wired to the Shareholder's bank account, so long as the amount is $10,000 or more. If less, a check will generally be issued in payment of the redemption. No charge is currently imposed for wiring redemption proceeds. The Fund reserves the right to wire redemption proceeds up to seven days after receiving the redemption order if, in the judgment of the investment adviser, an earlier payment could adversely affect the Fund. In making redemption requests the names of the registered shareholders and their account numbers must be supplied.

    Neither the Fund nor any service provider of the Fund will be responsible for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting certain personal or account information to confirm the identity of the shareholder.

    Redemption Payment by Automated Clearing House (ACH). Redemption payments may be by ACH as long as the person requesting the ACH debit is authorized on the registration form. A shareholder may call the Fund's toll-free number 1-800-221-4524, Ext. 2, by 4:00 p.m. New York Time, and request an ACH withdrawal. Such withdrawal will become effective the same Business Day and will be in the Shareholder's designated bank account in "collected funds." There is no minimum redemption payments required for redemption payments by ACH.

                              SHAREHOLDER SERVICES

    Shareholders may open as many accounts with the Fund as they desire. Each account may utilize the Fund's checkwriting services.

    Shareholders may call the Fund's toll-free number 1-800-221-4524, Ext. 2, prior to 4:00 p.m. New York Time any Business Day to make an internal transfer between their different Fund accounts the same day.

    Shareholders will receive the confirmation reflecting an opening balance, activity and closing balance each day their account has activity. A monthly statement will be sent to each shareholder, reflecting an opening balance, all transactions for the month and a closing share balance. In addition, the statement will reflect the earnings for the month (also year-to-date) and capital gains for the year.

    Shareholders currently receive the Fund's unaudited financial statements after the end of each calendar quarter. Once a year, shareholders will receive the Fund's audited annual financial statements.

                             MANAGEMENT OF THE FUND

    Board of Trustees. The Board of Trustees of the Trust is responsible for the general supervision of the business and affairs of the Trust.

    Investment Adviser. Cadre Financial Services, Inc. ("Cadre Financial"), located at 905 Marconi Avenue, Ronkonkoma, New York, 11779-7255, serves as the Fund's investment adviser. Subject to the direction of the Board of Trustees, it is responsible for the overall management of the Trust's investment affairs under the terms of an Investment Advisory Agreement. Pursuant to such Investment Advisory Agreement, Cadre Financial is responsible for supervising continuously the investment program of the Fund, determining what investments shall be purchased or sold by the Fund and arranging for the purchase and sale of investments held by the Fund. Cadre Financial will be paid fees monthly for its services as investment adviser calculated as a percentage of the Fund's average daily net assets. Such fees are payable at an annual rate of .15% of such assets. However, no fees were payable through the period ended June 30, 1998. Cadre Financial serves as investment adviser to collective, short-term investment funds established for a number of local governmental municipal and health care entities. Two of those funds are registered under the 1940 Act. As of October 26, 1998, Cadre Financial and its affiliates managed or administered approximately $3.0 billion in assets. Cadre Financial is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Ambac is a holding company that provides through its affiliates financial guarantee insurance and financial services to clients.



    Administrator. Cadre Financial also serves as the Fund's administrator under the terms of an Administration Agreement. Pursuant to such Administration Agreement, Cadre Financial is responsible for: furnishing to the Fund facilities, equipment and personnel to carry out administrative services, including reports to shareholders and the Securities and Exchange Commission; calculating the net asset value for the Fund's shares; paying the costs of maintaining the Fund's offices and necessary equipment; preparing the Fund's tax returns; maintaining the Fund's books and records; providing facilities to receive and process applications to invest in Fund shares; and answering inquiries during normal business hours from shareholders concerning the status of their account and the Fund's investment program. Cadre Financial will be paid fees monthly for its services as administrator as a percentage of the Fund's average daily net assets. Such fees are payable at an annual rate of .15% of such assets. However, no fees were payable through the period ended June 30, 1998.



    During the period ended June 30, 1998, and thereafter subject to revision or termination upon 90 days' notice to the Fund, Cadre Financial has agreed to waive fees and reimburse expenses, to the extent necessary, to maintain the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) at an annual rate of not more than .85% of the Fund's average net assets for the particular fiscal year. This has the effect of lowering the overall expense ratio of the Fund and increasing the yield to the shareholders at the time such amounts are reimbursed. The Fund will not pay Cadre Financial at a later time for any fees waived or operating expenses reimbursed, except for organizational expenses. See "Management of the Fund -- Trust Expenses."


    Transfer Agent and Distributor. Cadre Financial is the Fund's transfer and dividend disbursing agent, and Cadre Securities, Inc. ("Cadre Securities"), located at 905 Marconi Avenue, Ronkonkoma, New York, 11779-7255, is the Fund's distributor. Cadre Securities, an affiliate of Cadre Financial, is also a wholly-owned subsidiary of Ambac Capital Corporation, which, in turn, is a wholly-owned subsidiary of Ambac.

    Custodian. Bank One Columbus, NA, 100 East Broad Street, Columbus, OH 43271 is the Fund's custodian.

    Other. The Fund has adopted a Plan in conformance with Rule 12b-1 under the 1940 Act under which the Fund may pay royalties to or may otherwise compensate an organization ("Organization") for certain functions, including without limitation for: (a) license of its name and logos in informational materials prepared regarding the Fund; (b) conferring with, advising and providing the Fund and Cadre Financial, Cadre Securities and their affiliates (collectively, the "Service Providers"), information about the members of or persons associated with the Organization and others who are eligible to invest in the Fund in order to assist Cadre Financial, Cadre Securities, and their affiliates in providing services to the Fund and its shareholders;

(c) scheduling and announcing through its publications, informational meetings and seminars at which representatives of Cadre Securities will discuss the Fund and related matters; (d) conferring with Service Providers as to local facilities to be used in connection with the administration and operation of the Fund; (e) assisting in the preparation and/or dissemination of information with respect to the existence of the Fund; (f) allowing the use of its publications to give information on how to obtain material concerning the Fund; (g) conferring with the Service Providers regarding coordination of efforts and the resolution of operational difficulties that may arise between the Fund and persons that are or may become shareholders in the Fund; (h) providing Cadre Securities with mailing lists of potential investors in the Fund; and (i) retaining industry associations and others to assist the Organization in fulfilling its obligations under the Agreement with the Trust. Payments by the Fund under the Plan will be calculated daily and paid monthly at a rate of up to: .02% of the average daily net asset value of Shares of the Fund; and up to
 .05% of the average daily net asset value of Shares owned of record or beneficially by members of persons associated with an Organization. Such fee may be allocated among the specific functions described in (a)-(i) above. An organization may provide one or more of those functions, and an Organization's provision of any function is not dependent upon it providing any other functions.

    Trust Expenses. The Fund's service contractors bear all expenses in connection with the performance of their services (including expenses of all employees or office space and facilities necessary to provide services) and the Fund bears the expenses incurred in its operations (including interest, taxes, expenses of Trustees, legal and audit expenses and custodial fees). From time-to-time, Cadre Financial and/or the Fund's other service contractors may waive fees and/or assume certain expenses of the Fund. This will have the effect of increasing yield to investors at the time such fees are not paid by the Fund or amounts are assumed by service contractors, and decreasing yield when such fees or amounts are reimbursed or paid by the Fund.


     Cadre Financial has agreed to pay all of the Fund's organizational expenses, which were approximately $66,395.


                    YIELD AND OTHER PERFORMANCE INFORMATION

     From time to time, yield, effective yield and total return of the Fund may be quoted in advertisements, sales literature or reports to shareholders. Performance is based on historical earnings and is not intended to indicate future performance. It can be expected that performance will fluctuate. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund's performance may reflect fee waivers and/or absorbed expenses pursuant to any undertaking that may be in effect.

     Yield information is useful in reviewing the Fund's performance, but because performance will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing performance. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

     The performance of the Fund may be compared to those of other mutual funds, and to those of products offered by banks and thrifts, to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Fund's performance may be compared to Donoghue's Money Fund Averages, which are averages compiled by Donoghue's Money Fund Report. Performance data as reported in national financial publications, including Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund.

                            DISTRIBUTIONS AND TAXES

    Dividends and Distributions. Shareholders of the Fund are entitled to dividends and distributions arising from net investment income and net realized gains, if any, earned by investments held by the Fund. The Fund declares dividends from net investment income daily and pays such dividends monthly. Shares begin accruing dividends on the day the purchase order for the shares is executed and continue to accrue dividends through and including the day before the redemption order for the shares is executed. Although the Fund does not expect to realize net long-term capital gains, any such capital gains as may be realized will be distributed at least once a year.

    Dividends are paid in the form of additional full and fractional shares of the Fund, unless the shareholder elects to receive dividends in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election or any revocation thereof must be made in writing to Cadre Financial at 905 Marconi Avenue Campus, Ronkonkoma, New York 11779-7255, and will become effective with respect to dividends paid after its receipt by the dividend disbursing agent.

    The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and it is intended that the Fund will qualify as a regulated investment company as long as such qualification is in the best interest of its shareholders. Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable provisions of the Code.

    In connection with such tax qualification, the Fund contemplates declaring as dividends at least 90% of its investment company taxable income for each taxable year. An investor in the Fund who receives a dividend derived from investment company taxable income (which includes any excess of net short-term capital gain over net long-term capital loss) must treat it is as ordinary income in the computation of gross income, whether such dividend is paid in cash or additional shares of the Fund.

    Because all of the net investment income of the Fund is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to shareholders who are not exempt from Federal income taxes and that no part of any distribution paid by the Fund will be eligible for the dividends received deduction for corporations.

    Although the Fund anticipates that it will not have net long-term capital gain, any distribution of the Fund's excess of net long-term capital gain over its net short-term capital loss will be taxable to shareholders of the Fund as long-term capital gain regardless of how long a shareholder has held shares of the Fund.

    Dividends declared in December of any year payable to shareholders of record on a specified date in December will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31, if such dividends are paid during January of the following year.

    Shareholders will be advised at least annually as to the Federal income tax consequences of dividends and distributions made each year. The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its Shareholders.

    Other Tax Information. In addition to federal taxes, shareholders may be subject to state or local taxes on their investment. Shareholders should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

    When shareholders sign their registration form, they will be asked to certify that their Social Security or Taxpayer Identification Number is correct and that they are not subject to back-up withholding for failing to report income to the IRS. If a shareholder does not comply with IRS regulations, the IRS can require the Fund to withhold 31% of of the amount distributable to the shareholder.

                              GENERAL INFORMATION

    The Trust was organized as a Delaware business trust on December 4, 1996. The Amended and Restated Agreement of Trust (the "Trust Instrument") permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more investment portfolios ("Portfolio"), or classes thereof, as the Trustees shall from time to time create and establish. Each share represents an equal proportionate interest in the Fund. All dividends and distributions on shares of a Portfolio will be distributed pro rata to shareholders of that class. The Trustees may classify or reclassify any unissued shares of any Portfolio, or class thereof, into one or more additional Portfolios or classes. The Fund does not intend to issue share certificates. The Fund is the initial Portfolio of the Trust.

    Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interest of shareholders of a particular Portfolio or class thereof.

    The Trust is not required under Delaware law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. However, pursuant to the Trust Instrument, special meetings of shareholders will be called by the Trustees upon written request of shareholders owning, at least a majority of the shares outstanding and entitled to vote, except to the extent that a lesser percentage is prescribed by the 1940 Act. Additionally, pursuant to an undertaking by the Trust with the SEC, shareholders have the right to call a meeting of shareholders to consider the removal of one or more Trustees and such meeting will be called when requested in writing by the holders of record of 10% or more of the Trust's outstanding shares. To the extent required by law, the Trust will assist in shareholder communications in such matters. The Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees holding office at the time had been elected by shareholders.

    Cadre Financial maintains a record of share ownership and sends investors confirmations and statements of account. Shareholder inquires may be made by writing to the Fund at 905 Marconi Avenue, Ronkonkoma, New York 11779-7255, or by calling 1-800-221-4524, Ext. 215.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

Investors are advised to read this
Prospectus and retain it for future
reference.

NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS AND IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION
IN CONNECTION WITH THE OFFERING MADE
BY THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND. THIS PROSPECTUS DOES NOT
CONSTITUTE AN OFFER IN ANY STATE IN
WHICH, OR TO ANY PERSON TO WHOM, SUCH
OFFERING MAY NOT LAWFULLY BE MADE.
 ................................................................................
           TABLE OF CONTENTS


 ................................................................................

 EXPENSE SUMMARY                                  2
 ......................................................................................................................
 FINANCIAL HIGHLIGHTS                             3
 ......................................................................................................................
 THE TRUST; ELIGIBLE SHAREHOLDERS                 4
 ......................................................................................................................
 INVESTMENT OBJECTIVE AND POLICIES                4
 ......................................................................................................................
 HOW TO INVEST IN THE FUND                        6
 ......................................................................................................................
 REDEMPTIONS                                      7
 ......................................................................................................................
 SHAREHOLDER SERVICES                             8
 ......................................................................................................................
 MANAGEMENT OF THE FUND                           8
 ......................................................................................................................
 YIELD AND OTHER PERFORMANCE INFORMATION          10
 ......................................................................................................................
 DISTRIBUTIONS AND TAXES                          11
 ......................................................................................................................
 GENERAL INFORMATION                              12
 ......................................................................................................................


                                       -----------------------------------------

                                            MONEY MARKET FUND
                                         INVESTMENT SERVICES FOR
                                       EDUCATION ASSOCIATIONS TRUST


                                       -----------------------------------------

                                          PROSPECTUS
                                          OCTOBER 30, 1998

                      PART B - STATEMENT OF ADDITIONAL INFORMATION

              INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION



         This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the current Prospectus of the Investment Services of Education Associations Money Market Fund (the "Fund") dated October 30, 1998, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to Cadre Financial Services, Inc. at 905 Marconi Avenue, Ronkonkoma, New York 11779-7255 or call (800) 221-4524, Ext. 2.


         Cadre Financial Services, Inc. ("Cadre Financial") serves as the Fund's investment adviser and transfer and dividend disbursing agent. Cadre Securities, Inc. ("Cadre Securities"), an affiliate of Cadre Financial, is the Fund's distributor.

         Capitalized terms used but not defined herein have the same meaning as in the Prospectus.


                                TABLE OF CONTENTS

                                                             PAGE

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES.............       1
MANAGEMENT OF THE FUND...................................       2
INVESTMENT ADVISORY AGREEMENT............................       4
ADMINISTRATION AGREEMENT.................................       5
THE PLAN.................................................       6
DISTRIBUTION AGREEMENT...................................       6
DETERMINATION OF NET ASSET VALUE.........................       7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........       7
FUND PERFORMANCE.........................................       8
ADDITIONAL INFORMATION ABOUT TAXES.......................      10
PORTFOLIO TRANSACTIONS...................................      12
INFORMATION ABOUT THE FUND...............................      12
CUSTODIAN, COUNSEL AND INDEPENDENT AUDITORS..............      13
MISCELLANEOUS............................................      14
FINANCIAL STATEMENTS.....................................    FS-1
APPENDIX.................................................     A-1

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund, Cadre Financial or Cadre Securities. The Prospectus does not constitute an offering by the Fund,

Cadre Financial or by Cadre Securities in any jurisdiction in which such offering may not lawfully be made.


                                October 30, 1998

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

         The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease beyond the specified policy or limitation resulting from a change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

         The Fund's fundamental investment limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended, (the "1940 Act")) of the Fund. However, except for the fundamental investment limitations set forth below and those identified as such in the Prospectus, the investment policies and limitations described in this Statement of Additional Information and the Prospectus are not fundamental and may be changed without shareholder approval.

         The following and those described as "certain fundamental policies" in the Prospectus are the Fund's fundamental investment limitations. The Fund may not:

         (1) Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit business will be considered separate industries.

         (2) Underwrite the securities of other issuers, except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         (3) Purchase or sell real estate unless acquired as the result of ownership of securities (but this shall not prevent the Fund from purchasing and selling marketable securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Fund from purchasing interest in pools of real estate mortgage loans).

         (4) Make loans to others, except through the purchase of debt obligations and through repurchase agreements as described in the Prospectus.

         (5) Purchase or sell commodities or commodity contracts, except it may engage in futures contracts, and related options and options on securities or indices of securities and similar instruments.

         The following are nonfundamental policies that may be changed without shareholder approval. The Fund may not:

         (1) Sell securities short, or write or purchase put or call options, except in connection with futures contracts, and related options and options on securities or indices of securities and similar instruments.

         (2) Invest in companies for the purpose of exercising control.

         (3) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except as may be otherwise permitted under a guarantee which satisfies certain provisions under Rule 2a-7 under the Investment Company Act of 1940.

         (4) Purchase securities on margin, make short sales of securities or maintain a short position, except (a) in connection with the purchase or sale of commodities or commodities contracts, including futures contracts, and related options and in options on securities or indices of securities and similar instruments, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         As stated in the Prospectus, the Fund intends, as a non-fundamental policy, to diversify its investments in accordance with current Securities and Exchange Commission ("SEC") regulations. A security that has a guarantee which satisfies certain provisions under Rule 2a-7 under the Investment Company Act of 1940 (a "Guarantee") (other than certain types of Guarantees provided by the issuer of the underlying security and Guarantees which are U.S. Government securities) is subject to the following diversification requirements: immediately after the acquisition of the security, the Fund may not have invested more than 10% of its total assets in securities issued by or subject to Guarantees from the same person, except that the Fund may invest up to 25% of its total assets in securities subject to Guarantees that are first tier securities (as defined by the SEC) and that are provided by a person that, directly or indirectly, does not control, and is not controlled by or under common control with, the issuer of the security


                             MANAGEMENT OF THE FUND

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

NAME AND ADDRESS                                         POSITIONS WITH                   PRINCIPAL OCCUPATION DURING PAST
----------------                                            THE TRUST              AGE              FIVE YEARS
                                                            ---------              ---              ----------
Richard I. Bauer*                                            Trustee              58      President, Cadre Securities, Inc.
568 High Street                                                                           since 1994; Director, Cadre
Pottstown, Pennsylvania 19464                                                             Securities, Inc.; Director and Senior
                                                                                          Vice President, Cadre Financial
                                                                                          Services, Inc.; Director, Keystone
                                                                                          Federal Credit Union; and Executive
                                                                                          Vice President, Cadre Financial
                                                                                          Services, Inc. (1990-1994).

Ronald E. Everett                                            Trustee              56      Professor, Northern Illinois
Illinois Association of School Business                                                   University; and Executive Director,
Officials                                                                                 Illinois Association of School
244 Graham Hall                                                                           Business Officials.
Northern Illinois University
DeKalb, Illinois  60115

Dale G. Jensen                                               Trustee              56      Executive Director, Minnesota
Minnesota Association of                                                                  Association of School Administrators.
  School Administrators
1884 Como Avenue
St. Paul, Minnesota  55108

Gerard E. Keidel                                             Trustee              58      Executive Director, Michigan
Michigan Association of                                                                   Association of School Administrators;
  School Administrators                                                                   Director, Michigan Liquid Asset Fund;
421 W. Kalamazoo                                                                          Director, SET, Inc. (Insurance Pools);
Lansing, Michigan  48933                                                                  Director, SEG, Inc. (Insurance Pools);
                                                                                          Superintendent of Schools, Mona Shore
                                                                                          Schools (1976-1991);

Susan P. Merry                                               Trustee              51      Associate Executive Director, National
1680 Duke Street                                                                          School Boards Association
Alexandria, VA 22314
                                                                                          Chairman, Chief Executive Officer and
William T. Sullivan, Jr.*                                    Trustee              51      Director, Cadre Financial Services,
905 Marconi Avenue                                                                        Inc.; Chairman and Director, Cadre
Ronkonkoma, New York  11779                                                               Securities, Inc.; and Trustee, Cadre
                                                                                          Network Health Financial Services
                                                                                          Trust.

Don I. Tharpe*                                   Chairman of the Board,           46      Executive Director, Association of
Association of School                            President and Treasurer                  School Business Officials
  Business Officials                                                                      International.
  International
11401 North Shore Drive
Reston, Virginia  22090

Carter D. Ward                                            Vice Chairman           51      Executive Director, Missouri School
2100 I-70 Drive S.W.                                                                      Boards  Association; and Director,
Columbia, Missouri  65203                                                                 Missouri Securities Investment Program.

NAME AND ADDRESS                                         POSITIONS WITH                   PRINCIPAL OCCUPATION DURING PAST
----------------                                            THE TRUST              AGE              FIVE YEARS
                                                            ---------              ---              ----------
Ted C. Witt                                                  Trustee              42      Executive Director and Chief Executive
California Association of                                                                 Officer, California Association of
  School Business Officials                                                               School Business Officials; Director of
1531 I Street                                                                             Community and Government Relations,
#310                                                                                      San Juan Unified School District (1986
Sacramento, California  95814                                                             to 1992).

William M. Sullivan**                                       Secretary             30      General Counsel, Cadre Financial
905 Marconi Avenue                                                                        Services, Inc.; and Vice President of
Ronkonkoma, New York  11779                                                               Cadre Securities, Inc.


----------
* Messrs. Bauer, Sullivan and Tharpe are "interested" persons of the Trust as defined in the 1940 Act.

** William M. Sullivan, Secretary of the Trust, is the son of William T. Sullivan, a trustee of the Trust.

         No Trustee or officer receives fees for serving in that capacity. However, each Trustee who is not an affiliate of Cadre Financial receives reimbursement of expenses incurred in attending meetings.

         As of March 30, 1998, the Trustees and officers of the Trust, as a group, own less than 1% of the Fund's Shares.

                          INVESTMENT ADVISORY AGREEMENT

         The Fund employs Cadre Financial to furnish investment advisory services. Under Cadre Financial's Investment Advisory Agreement with the Fund dated July 1, 1997, Cadre Financial acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with its investment objective, policies and limitations as described in the Fund's Prospectus. Cadre Financial also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and pays the salaries of all personnel of Cadre Financial and its affiliates performing services relating to research, statistical and investment activities.


         Cadre Financial will be paid fees monthly for its services as investment advisor calculated as a percentage of the Fund's average daily net assets. Such fees are payable at an annual rate of .15% of such assets. However, no fees were payable through the period ended June 30, 1998.


         The Investment Advisory Agreement provides that Cadre Financial shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Agreement will continue in effect until June 30, 1999 and thereafter will be extended for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Agreement is terminable at any time without cause and without penalty by the Trust's Board of Trustees or by a vote of a majority of the Trust's outstanding shares upon 60 days' notice to Cadre Financial, or by Cadre Financial upon 60 days' notice to the Trust, and terminates automatically upon its "assignment" (as defined in the 1940 Act).

                  Cadre Financial and Cadre Securities are each wholly-owned subsidiaries of Ambac Capital Corporation, which in turn is a wholly-owned subsidiary of Ambac Financial Group, Inc.


                            ADMINISTRATION AGREEMENT


         Cadre Financial, subject of the supervision of the Board of Trustees, provides the administrative services necessary for the operation of the Fund. These services include providing office space and office equipment and related services; supervising all aspects of the Fund's operations, other than investment operations managed by the investment adviser, marketing the Fund's shares, and those operations managed by the Fund's custodian; and furnishing reports, evaluations and analysis for the Board of Trustees. Cadre Financial will bear all expenses in connection with the performance of its services under the Administration Agreement. Cadre Financial will be paid fees monthly for its services as administrator calculated as a percentage of the Fund's average daily net assets. Such fees are payable at an annual rate of .15% of such assets. However, no fees were payable through the period ended June 30, 1998.


         The Administration Agreement provides that Cadre Financial shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Agreement will continue in effect until June 30, 1999 and thereafter will be extended for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Agreement is terminable at any time without cause and without penalty by the Trust's Board of Trustees or by a vote of a majority of the Trust's outstanding shares upon 60 days' notice to Cadre Financial, or by Cadre Financial upon 60 days' notice to the Trust, and terminates automatically upon its "assignment" (as defined in the 1940 Act).

                                    THE PLAN

                  The Plan has been adopted under Rule 12b-1 (the "Rule") under the 1940 Act. In accordance with the Rule, the Plan provides that a written report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution under to the Plan without approval of the Fund's shareholders, and that other material amendments of the Plan must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan, or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Trustees"). The selection and nomination of the trustees of the Trust who are not "interested persons" of the Trust have been committed to the discretion of the Non-Interested Plan Trustees.

                  The Trust's Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan is subject to annual reapproval by a majority of the Trust's Board of Trustees, including a majority of the Non-Interested Plan Trustees and is terminable without penalty at any time with respect to the Fund by a vote of a majority of the Non-Interested Plan Trustees or by vote of the holders of a majority of the outstanding shares of the Fund. Any agreement entered into pursuant to the Plan with an Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Trustees, by vote of the holders of a majority of the outstanding shares of the Fund, or by the Organization. Each agreement will also terminate automatically in the event of its assignment.

                  The Fund has entered into Agreements under the Plan with the Association of School Business Officials International ("ASBO") and the National School Boards Association ("NSBA"). ASBO will be paid an aggregate fee at an annual rate of .02% of the Fund's average daily net asset value of Shares and
 .05% of the average daily net assets of Shares owned of record or beneficially by Fund members of ASBO. NSBA will be paid an aggregate fee at an annual rate of
 .05% of the average daily net assets of Shares owned of record or beneficially by Fund members of that Organization. Pursuant to the Plan, the Fund may enter into additional Agreements with other Organizations.

                             DISTRIBUTION AGREEMENT

         The Fund has entered into a Distribution Agreement with Cadre Securities, Inc., dated July 1, 1997. Cadre Securities, Inc. will act as the Fund's distributor, selling shares on a continuous basis as agent, although Cadre Securities, Inc. is not obligated to sell any particular number of shares. The distributor bears the costs and expenses of printing and distributing to prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Fund (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the distributor or furnished by it in connection with the offering of the Fund's shares for sale to the public. The Agreement will continue in effect until June 30, 1999 and thereafter will be extended for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Agreement is terminable at any time without cause and without penalty by the Trust's Board of Trustees or by a vote of a majority of the Trust's outstanding shares upon 60 days' notice to Cadre Securities, Inc., or by Cadre Securities, Inc. upon 60 days' notice to the Trust, and terminates automatically upon its "assignment" (as defined in the 1940 Act).


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Fund is calculated by adding the value of all portfolio securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of shares of the Fund outstanding.

         The valuation of the Fund's instruments using amortized cost and the concomitant maintenance of the Fund's net asset value at $1 per share is permitted in accordance with Rule 2a-7 under the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Amortized cost involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in valuations that are higher or lower than the price the Fund would receive if it sold the instrument.

         The Board of Trustees has established procedures designed to stabilize, to the extent reasonably practicable, the Fund's net asset value calculated on the basis of amortized cost. The Trustees will review the Fund's holdings, at such intervals as they deem appropriate, to determine whether the net asset value calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. If the Trustees determine that such a deviation exists, they will consider such corrective action, if any, as they deem necessary or appropriate, which may include, without limitation, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, reducing the number of outstanding shares without monetary consideration, redeeming shares in kind, or establishing net asset value by using available market quotations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund are sold on a continuous basis by Cadre Securities. As described in the Prospectus, shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order.

         The Trust may suspend the right or redemption or postpone the date of payment for shares of the Fund for more than seven days during any period when
(a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         If the Trust's Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Trust may make payment wholly or partly in readily marketable securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Trust has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.


                                FUND PERFORMANCE

         The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's yield and total return fluctuate in response to market conditions and other factors.

         YIELD CALCULATIONS. To compute the Fund's current yield for a period, the net change in value of a hypothetical account containing one share (such net change being inclusive of the value of any additional shares issued in connection with distributions of net investment income as well as net investment income accrued on both the original share and any such additional shares, but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) is divided by the value of the account at the beginning of the period to obtain a base period return, which is multiplied by 365/7. The Fund may also calculate an "effective yield" with respect to shares of the Fund by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Yields quoted in advertising may be based on historical seven-day periods.


         Based on the foregoing, the 7-day yield and 7-day effective yield for the Fund for the period ended June 30, 1998 was 4.82% and 4.94%, respectively.


         Performance information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Fund's performance fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities held by the respective investment companies they have chosen to consider.

         Investors should recognize that in periods of declining interest rates the Fund's performance will generally tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's performance will generally tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the performance of the Fund. In periods of rising interest rates, generally the opposite can be expected to occur.

         The Fund's performance may be compared in advertisements, sales literature or in reports to shareholders to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. The Lipper performance analysis ranks funds on the basis of yield, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to performance rankings, the Fund may compare its total expense ratio to the average total expense ratio of all money market funds as tracked by Lipper. A fund's total expense ratio is a significant factor in comparing money market investments because of its effect on net yield. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected the Fund's performance.

         The Fund may also include calculations in communications to shareholders that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income of a Fund would increase the value of the Fund investment more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and may include testimonials as to the investment adviser's capabilities by clients. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-221-4524.

         The Fund may also compare its performance to several products offered by banks and thrifts. Unlike the Fund, certain bank and thrift products such as Money Market Deposit Accounts, Super NOW Accounts, and Certificates of Deposit are insured by the Federal Deposit Insurance Corporation. The Fund may compare its performance to that of Money Market Accounts, Super NOW Accounts, and Certificates of Deposit quoted in the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in 10 U.S. cities, chosen to represent the 10 largest Consumer Metropolitan Statistical Areas. In addition, the Fund may compare its performance to the Auction Average Discount Rate for 182-day Treasury Bills. Six-month Treasury Bills are issued at a discount from their face value in weekly auctions. Consequently, their yield is quoted as a yield to maturity reflecting the accretion of the discount as the bill matures. The Fund may also compare its performance to the Federal Funds rate, which is the interest rate that banks charge each other for overnight loans through the Federal Reserve System to meet reserve requirements. Both the yield on 6-month Treasury Bills and the Federal Funds rate are considered to be sensitive indicators of interest rates trends.

         In addition to the publications listed in the Fund's Prospectus, performance data as reported in the following publications may be used in comparing the performances of the Fund to those of other mutual funds with similar investment objectives: Business Week, Investor's Business Daily, Kiplinger, U.S. News, Financial World, USA Today, Morningstar, Mutual Fund Monitor, and American Banker.


                       ADDITIONAL INFORMATION ABOUT TAXES

         The following is only a summary of certain additional considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

         The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and tax-exempt income, if any, net of certain deductions for each taxable year. In general, the Fund's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund will be taxed on its undistributed investment company taxable income, if any.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the distributing Fund's share and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year.


         Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%; however, because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Capital gains on securities held by individuals for more than 12 months are taxable at a maximum rate of 20%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.


         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for each calendar year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds realized paid to shareholders who have failed to provide a correct tax identification number in the Revenue Service for failure to properly include on their return payments of taxable interest or dividends or who have failed to certify to the Trust that they are not subject to backup withholding when required to do so or that are "exempt recipients."

OTHER INFORMATION

         Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

         The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

                             PORTFOLIO TRANSACTIONS

         Portfolio securities ordinarily are purchased directly from the issuer or an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price.

         Cadre Financial shall attempt to obtain the best net price and execution in connection with portfolio transactions. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable Cadre Financial to supplement its own research and analysis with the views and information of other securities firms. Securities transactions are not directed to securities firms in consideration of sales of Fund shares or of shares of other funds advised by Cadre Financial.

         Research services furnished by brokers through which the Fund effects securities transactions may be used by Cadre Financial in advising other funds it advises and, conversely, research services furnished to Cadre Financial by brokers in connection with other funds Cadre Financial advises may be used by Cadre Financial in advising the Fund.


                           INFORMATION ABOUT THE FUND

         The Fund is a portfolio of the Investment Services for Education Associations Trust, which was organized as a Delaware business trust on December 4, 1996. The Amended and Restated Agreement of Trust (the "Trust Instrument") permits the Board of Trustees to create additional series (portfolios). At this time, the Fund is the only portfolio that has been created.

         Under the Trust Instrument, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust Instrument authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of one class of shares representing interests in the Fund. The Trustees may classify or reclassify any particular class of shares into one or more series.

         Each share of the Trust has a par value of $0.0001, represents an equal proportionate interest in the Fund, and is entitled to such dividends and distributions of the income earned on the Fund's assets as are declared at the discretion of the Trustees. Shares of the Fund have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Fund's shares will be fully paid and non-assessable by the Trust. In the event of the termination of the Trust or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of the

Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each of them.

         There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders meeting for the election of Trustees. Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the Trustees. Except as set forth above and in the Prospectus, the Trustees will continue to hold office and may appoint successor Trustees.

         The Trust Instrument authorizes the Board of Trustees, without shareholder approval, to issue shares to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Trustees may deem appropriate. The Board of Trustees may issue fractional shares and shares held in the treasury. The Board of Trustees has full power and authority, in their sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable.

         The Trust Instrument provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, or any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any officer (or other officer) or employee of the Trust or of any other person or party, provided that the Trust Instrument does not protect any Trustee or officer against any liability to the Trust or to shareholders of record to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.


                   CUSTODIAN, COUNSEL AND INDEPENDENT AUDITORS

         Bank One Columbus, NA, 100 East Broad Street, Columbus, OH 43271 is the Fund's custodian.

         Drinker Biddle & Reath LLP, 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serves as counsel to the Company.


         PricewaterhouseCoopers LLP, ("Price Waterhouse"), 201 North Service Road, Melville, New York 11747, has been selected as the Fund's independent auditors.

                                     MISCELLANEOUS

         As used in this Statement of Additional Information and the Prospectus, a "majority of the outstanding shares" of the Fund, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, means the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund.


         At October 26, 1998, the name, address and percentage of ownership of the entities which held as record owners more than 5% of the outstanding Shares of the Fund were as follows:


NAME AND ADDRESS                            % OF OWNERSHIP
----------------                            --------------

Association of School Business              6.06%
  Officials International
11401 North Shore Drive
Reston, VA  22090

Michigan Association of School              18.04%
  Administrators
421 W. Kalamazoo
Lansing, MI  48933

Missouri School Boards Association          6.38%
2100 I-70 Drive SW
Columbia, MO  65203

National School Boards Association          6.26%
1680 Duke Street
Alexandria, VA  22314

Washington Association of                   10.07%
  School Administrators
825 5th Avenue SE
Olympia, WA  98501

Minnesota School Boards Association             13.00%
1900 West Jefferson Avenue
St. Peter, MN  56082

Minnesota Association of School                  6.50%
  Administrators
1884 Como Avenue
St. Paul, MN  55108

                              FINANCIAL STATEMENTS


         The Fund's audited statement of assets and liabilities at June 30, 1998, related notes thereto and the report of the independent accountants thereon, are included in this Statement of Additional Information. The audited financial statements included in this Statement of Additional Information have been included in reliance on the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.

REPORT OF INDEPENDENT ACCOUNTANTS


July 31, 1998


To the Board of Trustees and Participants of the Investment Services for Education Associations Trust


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investment Services for Education Associations Trust (the "Fund") at June 30, 1998, the result of its operations for the period then ended, the changes in its net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
225 Broad Hollow Road
Melville, NY 11747-4862

Investment Services for Education Associations Money Market Fund
Investment Services for Education Associations Trust
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998
-------------------------------------------------------------------------------

  Principal                                    Yield to
   Amount         Description/               Maturity on Date        Value
(in thousands)   Maturity Date                 of Purchase         (Note 2)
-------------    -------------               ----------------      --------
BANKERS' ACCEPTANCES-(3.57%)

 $ 117           Citibank                         5.78%               $116,644
                 July 20, 1998

   137           Citibank                         5.78                 137,012
                 July 21, 1998
                                                                      --------
                 Total bankers' acceptances                            253,656
                 (amortized cost $253,656)                            --------

COMMERCIAL PAPER-(31.49%)

   300           General Motors Acceptance Corp.  5.65                 298,068
                 August 12, 1998

   350           Goldman Sachs & Co.              5.65                 347,857
                 August 10, 1998

   300           Merrill Lynch & Co.              5.66                 298,064
                 August 12, 1998

   350           National Rural Utilities         5.64                 347,808
                 August 11, 1998

   300           Nations Bank Corp.               5.70                 299,582
                 July 10, 1998

   300           Proctor & Gamble Co.             5.61                 298,717
                 July 29, 1998

   350           Riverwoods Funding Corp.         5.65                 348,015
                 August 7, 1998
                                                                      --------
                 Total commercial paper                              2,238,111
                 (amortized cost $2,238,111)                          ========

INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS MONEY MARKET FUND
INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS TRUST
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998
-------------------------------------------------------------------------------

   PRINCIPAL                                                YIELD TO
    AMOUNT         DESCRIPTION/                         MATURITY ON DATE     VALUE
(IN THOUSANDS)     MATURITY DATE                           OF PURCHASE       (NOTE 2)
--------------     -------------                         ----------------   ----------

REPURCHASE AGREEMENT -- (21.20%)

$1,507             Government National Mortgage              5.78%          $1,507,000
                   Assoc. $1,550,000 due July 15, 1998
                   (purchased June 30, 1998; subject to
                   irrevocable agreement to resell to
                   HSBC Securities on July 1, 1998)                         ----------

                   Total repurchase agreements                               1,507,000
                   (amortized cost $1,507,000)                              ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- (39.30%)

 1,000             Federal Home Loan Mortgage Corp.          5.93            1,000,000
                   July 1, 1998

 1,000             Federal Home Loan Mortgage Corp.          5.59              990,757
                   August 31, 1998

   800             Federal National Mortgage Assoc.          5.72              803,150
                   September 10, 1998                                        ---------

                   Total U.S. government agency
                   obligations (amortized cost $2,793,907)                    2,793,907
                                                                             ----------

                   Total investments -- 95.56%                                6,792,674
                   (amortized cost $6,792,674)

                   Cash and other assets in excess
                   of liabilities -- 4.44%                                      315,586
                                                                             ----------

                   Net assets -- 100.0%                                      $7,108,260
                                                                             ==========

INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS MONEY MARKET FUND
INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
--------------------------------------------------------------------------------

                                     ASSETS

Investment in securities, at value (Note 2):
  Banker's acceptances                                               $  253,656
  Commercial paper                                                    2,238,111
  Repurchase agreement                                                1,507,000
  U.S. government agency obligations                                  2,793,907
                                                                     ----------
    Total investments, at value                                       6,792,674

Cash                                                                    273,122
Cash paid pending liquidation                                            53,330
Deferred organization costs (Note 2)                                     66,395
Interest receivable                                                      19,541
Other assets                                                              2,153
                                                                     ----------
    Total assets                                                      7,207,215
                                                                     ----------
                                  LIABILITIES

Custodian fee payable                                                     1,618
Audit fee payable                                                         6,000
Deferred organization costs payable (Note 3)                             66,395
Due to Cadre                                                             24,942
                                                                     ----------
    Total liabilities                                                    98,955
                                                                     ----------
Net assets (equivalent to $1.00 per share on
  7,108,260 shares of beneficial interest outstanding)               $7,108,260
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

Investment Services for Education Associations Money Market Fund
Investment Services for Education Associations Trust
STATEMENT OF OPERATIONS
For the period ended June 30, 1998
--------------------------------------------------------------------------------

Investment income                                                     $ 334,408
                                                                      ---------
Expenses (Note 3):
     Manager and investment advisory fees                                 8,927
     Administration fees                                                  8,927
     Custodian fees                                                      15,863
     Audit fees                                                           6,000
     Legal fees                                                          11,350
     Liability insurance expense                                          6,459
     Consulting fees                                                      1,302
     Trustee expense                                                      2,865
     Registration expense                                                 1,000
                                                                      ---------
          Total expenses                                                 62,693
Less reimbursement of fees                                              (13,130)
Less waived fees                                                        (19,156)
                                                                      ---------
          Net expenses                                                   30,407
                                                                      ---------
Investment income-net and net increase
in net assets resulting from operations                                $304,001
                                                                      =========

                  The accompanying notes are an integral part
                         of these financial statements.

Investment Services for Education Associations Money Market Fund
Investment Services for Education Associations Trust
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------

                                                              For the year
                                                                  ended
                                                              June 30, 1998
                                                              -------------
Increase (Decrease) in Net Assets:
Operations:
     Net investment income                                    $    304,001
                                                              ------------
          Net increase in net assets resulting
            from operations                                        304,001
                                                              ------------

Dividends and distributions to shareholders from:
     Net investment income                                        (304,001)
                                                              ------------
Total dividends and distributions to shareholders (Note 4)        (304,001)
                                                              ------------

Share Transactions:
     Net Proceeds from sales of shares                          23,682,510
     Net asset value of shares issued to shareholders
       in reinvestment of dividends and distributions              304,001
     Cost of shares redeemed                                   (16,878,251)
                                                              ------------
          Net increase in net assets resulting from
            share transactions                                   7,108,260
                                                              ------------
          Total increase in net assets                           7,108,260

Net Assets
     Beginning of period                                              --
                                                              ------------
     End of period                                            $  7,108,260
                                                              ============

OTHER INFORMATION:
Share Transactions:
     Shares sold                                                23,682,510
     Shares issued to shareholders in reinvestment of
       dividends and distributions                                 304,001
     Shares redeemed                                           (16,878,251)
                                                              ------------
          Net (decrease) increase in shares outstanding          7,108,260
                                                              ============

                  The accompanying notes are an integral part
                         of these financial statements.

INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS MONEY MARKET FUND
INVESTMENT SERVICES FOR EDUCATION ASSOCIATIONS TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
-------------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF THE FUND

The Investment Services for Education Associations Money Market Fund ("the Fund") is an investment portfolio of the Investment Services for Education Associations Trust (the "Trust"), which is an open-end, management investment company. The Fund operates as a money market mutual fund, with the goal to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Fund is limited to investors who are education related entities. The Fund was established on December 4, 1996, with the adoption of a declaration of trust. The Fund is a diversified investment portfolio of the Trust. The Fund commenced operations on October 1, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS

The Fund has adopted Governmental Accounting Standards Statement No. 31, "Accounting and Financial Reporting for Certain Investments and for External Investment Pools" (GASB 31), at July 1, 1997. Under this Statement, the Fund's investments are reported at amortized cost, which approximates market value. The adoption of this Statement did not have a significant impact on the Fund's financial position or results of operations.

ACCOUNTING FOR INVESTMENTS

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income, the Fund amortizes any premiums or discounts on securities owned. Gains or losses realized upon the sale of such securities are based on their amortized cost and are determined on the identified cost method. Interest accrued on securities purchased under agreement to resell is included in interest receivable.

INVESTMENT TRANSACTION RESTRICTIONS

The Fund is not permitted to engage in the trading of investment instruments with or through the Manager and Investment Advisor.

INCOME TAX STATUS

It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no provision for Federal income taxes has been made.

Investment Services for Education Associations Money Market Fund
Investment Services for Education Associations Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (continued)
--------------------------------------------------------------------------------


Securities purchased under agreement to resell

Securities purchased under agreement to resell entered into with certain broker dealers are secured by U.S. government or agency obligations. However, due to the short-term nature of securities purchased under agreement to resell, the Fund does not take possession of the collateral pledged, but is held by the Custodian. Securities purchased under agreement to resell are collateralized at 102% of the obligation's principal and interest value to ensure that the value of the underlying collateral is at least equal to repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines, realization of the investment value by the Fund may be limited.

Deferred organization costs

Deferred organization costs will be amortized on a straight line basis over five years. Such organization costs have been advanced by the Manager and Investment Advisor, Cadre Financial Services, Inc. ("Cadre"). The Fund will reimburse Cadre for such costs ratably from October 1, 1998, through September 30, 2003.

Use of estimates in financial statement preparation

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 3 - FUND EXPENSES

Investment advisory fee

Pursuant to an Investment Advisory agreement with the Fund, the Investment Advisor, Cadre provides investment advice and generally supervises the investment program of the Fund. Cadre is entitled to a fee at an annual rate equal to 0.15% of the Fund's average daily net assets. Such fee is calculated daily and paid monthly.

Administration fee

Under an Administration Agreement with the Fund, the Administrator, Cadre, services all participants' accounts, determines and allocates income of the Fund, provides administrative personnel, equipment and office space, determines the net asset value of the Fund on a daily basis and performs all related administrative services. The Administrator also pays the Fund's expenses for printing certain documents and for administrative costs of the Fund (such as postage, telephone charges and computer time). Cadre is paid a fee at an annual rate equal to 0.15% of the Fund's average daily net assets.

Investment Services for Education Associations Money Market Fund
Investment Services for Education Associations Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (continued)
-------------------------------------------------------------------------------

Such fee is calculated daily and paid monthly.


12b-1 Plan

The Fund has adopted a plan in conformance with Rule 12b-1 under the 1940 Act under which the Fund may pay royalties to or may otherwise compensate an organization for certain functions. The Fund has separate agreements with the Association of School Business Officials ("ASBO International") and the National School Board Association ("NSBA"), referred to as the Consultants. Pursuant to these agreements, the Consultants will provide certain services to fund shareholders. The Consultants are paid a fee at an annual rate equal to 0.02% of the average daily net asset value of shares owned of record or beneficially by members of ASBO International and 0.05% of the average daily net asset value of shares owned of record or beneficially by members of NSBA. Such fee is calculated daily and paid monthly.


Waived fees

For the period October 1, 1997 to June 30, 1998, Cadre waived its administration, investment advisory fees and consulting fees. Total waived fees were $19,156.


Reimbursed fees

For the period October 1, 1997 to June 30, 1998, Cadre partially reimbursed the Fund for fees associated with legal, insurance and trustee services. Total reimbursed fees were $13,130.


Due to Cadre

For the period October 31, 1997 to June 30, 1998, Cadre paid the expenses of the Fund for fees associated with custodian, legal, insurance and trustee services. These paid fees totaled $24,942. The Fund will reimburse Cadre for such costs ratably from July 1, 1998 through June 30, 1999.


Other Fund expenses

The Fund pays expenses incurred by its Trustees and officers (in connection with the discharge of their duties), insurance for the Trustees, fees of the Custodian, audit fees and legal fees.


NOTE 4 - DIVIDENDS AND DISTRIBUTIONS

On a daily basis, the Fund declares dividends and distributions from its net investment income and net realized gains or losses from securities transactions, if any. Such dividends and distributions are payable to participants of record at the time of the previous computation of the Fund's net asset value.

Investment Services for Education Associations Money Market Fund
Investment Services for Education Associations Trust
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding for the nine month period ended June 30, 1998 is as follows:

                                                              For the nine month
                                                                 period ended
                                                                 June 30, 1998
                                                              ------------------
Investment Income.............................................      $ 0.042
Operating expenses (Note 3)...................................        0.004
                                                              ------------------
Investment income - net.......................................        0.038
Dividends and distributions to participants (Note 4)..........       (0.038)
                                                              ------------------
Change in net asset value.....................................         *
                                                              ------------------
Net asset value, end of period................................      $ 1.00
                                                              ==================
Total investment return.......................................       *5.19%
Expenses, before reimbursement/waiver.........................       *1.05%
Expenses, net of reimbursement/waiver.........................       *0.46%
Net investment income, before reimbursement/waiver............       *4.56%
Net investment income, net of reimbursement/waiver............       *5.10%
Number of shares outstanding at end of year (in thousands)....        7,108

-------------------
* annualized

                                    APPENDIX

Description of Moody's Investors Service, Inc.'s commercial paper ratings:

         PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

         AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

DESCRIPTION OF STANDARDS & POOR'S CORPORATION'S COMMERCIAL PAPER RATINGS:

         A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) sign designation.

         A-2 - Capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

         AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal, although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

DESCRIPTION OF FITCH IBCA, INC. COMMERCIAL PAPER RATINGS:

         FITCH-1 - (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

         FITCH-2 - (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

DESCRIPTION OF FITCH IBCA, INC. CORPORATE BOND RATINGS:

         AAA - Bonds of this rating are regarded as strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance, varying with the length of maturity. Such bonds are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA bond is of showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high-class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt, by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

         AA - Bonds in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the "AAA" class, but a bond so rated may be of junior though strong lien - in many cases directly following an AAA bond - or the margin of safety is strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS INC. COMMERCIAL PAPER RATINGS:

         DUFF 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

         DUFF 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF DUFF & PHELPS INC. CORPORATE BOND RATINGS:

         DUFF 1 - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         DUFF 2, 3, 4 - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                            PART C OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements

                  (1)      Included in Part A of the Registration Statement:

                           - Investment Services for Education Associations
                             Money Market Fund


                             Financial Highlights for the period ended
  June 30, 1998 (audited).


                  (2) Included in Part B of the Registration Statement:

                           Report of Independent Accountants
                           Statement of Assets and Liabilities
                           Notes to Financial Statements



         (b)      Exhibits


                  (1) Amended and Restated Agreement of Trust (the "Trust Instrument") dated December 11, 1996(1)
                  (2)      By-laws(1)
                  (5)      Investment Advisory Agreement(3)
                  (6)      Distribution Agreement(3)
                  (7)      None
                  (8)      Custody Agreement(3)
                  (9)      Administration Agreement(3)
                  (10)     Opinion of Drinker Biddle and Reath LLP
                  (11)     (a)      Consent of PricewaterhouseCoopers LLP
                           (b)      Consent of Drinker Biddle and Reath LLP
                  (13)     Form of Purchase Agreement(2)
                  (14)     None
                  (15)     Plan and Form of Agreement(2)
                  (16)     None

                  (17)     Financial Data Schedule
                  (18)     None

                  -------------------

                  (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, File No. 333-17789/811-7967 filed with the Securities and Exchange Commission on December 13, 1996.
                  (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File No. 333-17789/811-7967 filed with the Securities and Exchange Commission on July 14, 1997.

                  (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File No. 333-17789/811-7967 filed with the Securities and Exchange Commission on April 2, 1998.


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registration is controlled by its Board of Trustees.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES


                                                        NUMBER OF RECORD HOLDERS
TITLE OF CLASS                                          AS OF JUNE 30, 1998
--------------                                          --------------------
Investment Services for Education Associations                   40
Money Market Fund





ITEM 27.          INDEMNIFICATION

                  The provisions of Sections 8.2 through 8.4 of Article VIII of the Trust Instrument incorporated herein by reference as Exhibit (1) are incorporated by reference.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  Cadre Financial Services, Inc. ("Cadre Financial") and its affiliates provide financial services to a number of local governmental, municipal and other entities such as school districts, municipalities and park districts. The financial services include investment management and advisory services to liquid asset funds formed by those entities. One of those funds is an "investment company" under the Investment Company Act of 1940. Cadre Financial also provides cash flow management services and assists advisory clients in implementing fixed-rate, fixed-term investment programs by investing in certificates of deposit, government securities, commercial paper and similar fixed-rate, fixed-term investments.

                  The list required by this Item 28 of the officers and directors of Cadre Financial, together with information as to any business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Cadre Financial pursuant to the Investment Advisers Act of 1940 (SEC File No. 8015048).


ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Cadre Securities, Inc., the Fund's principal underwriter, acts as a principal underwriter and adviser to two other investment companies registered under the Investment Company Act of 1940:
                  Cadre Network Health Financial Services Trust and Cadre Institutional Investors Trust. It also acts as distributor for certain collective short-term investment programs operated for local governmental, municipal and other entities.

         (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to Cadre Securities, Inc.'s Form BD File No. 42025.

         (c)      Not Applicable

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                  The names and addresses of the persons maintaining principal possession of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules are as follows:

                  Cadre Financial Services, Inc.
                  905 Marconi Avenue
                  Ronkonkoma, NY  11779-7255
                  (records relating to its function as investment adviser, administrator and transfer agent; such records will include but not be limited to, minutes books, charter and by-laws)

                  Cadre Securities, Inc.
                  905 Marconi Avenue
                  Ronkonkoma, NY  11779-7255
                  (records relating to its function as distributor)

                  Bank One Columbus, NA
                  100 E. Broad Street
                  Columbus, OH  43271
                  Pittsburgh, PA  15259-0001
                  (records relating to its function as custodian)


ITEM 31.          MANAGEMENT SERVICES

                  Not Applicable


ITEM 32.          UNDERTAKINGS

                  The Registrant hereby undertakes:

                  Registrant hereby undertakes to provide its Semi-Annual Report upon request without charge to any recipient of a Prospectus for the Investment Services for Education Associations Money Market Fund.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Reston, and State of Virginia as of the 30th day of October, 1998.


                                    INVESTMENT SERVICES FOR EDUCATION
                                      ASSOCIATIONS TRUST


                                    /s/ Don I. Tharpe
                                    --------------------------
                                    Don I. Tharpe
                                    President
                                    (Signature and Title)




         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                       TITLE                          DATE
---------                       -----                          ----
/s/ Don I. Tharpe              Chairman of the Board,          October 30, 1998
----------------------------   President and Treasurer
Don I. Tharpe                  (Chief Executive Officer,
                               Chief Accounting Officer
                               and Chief Financial Officer)

/s/ Richard I. Bauer           Trustee                         October 30, 1998
----------------------------
Richard I. Bauer

/s/ Ronald E. Everett          Trustee                         October 30, 1998
----------------------------
Ronald E. Everett

/s/ Dale G. Jensen             Trustee                         October 30, 1998
----------------------------
Dale G. Jensen

/s/ Gerard E. Keidel           Trustee                         October 30, 1998
----------------------------
Gerard E. Keidel

/s/ William T. Sullivan, Jr.   Trustee                         October 30, 1998
----------------------------
William T. Sullivan, Jr.

/s/ Carter D. Ward             Trustee                         October 30, 1998
----------------------------
Carter D. Ward

/s/ Ted C. Witt                Trustee                         October 30, 1998
----------------------------
Ted C. Witt

/s/ Susan P. Merry             Trustee                         October 30, 1998
----------------------------
Susan P. Merry

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            EXHIBIT                                              PAGE
------            -------                                              ----


(10)              Opinion of Drinker Biddle & Reath LLP

(11)(a)           Consent of PricewaterhouseCoopers LLP

(11)(b)           Consent of Drinker Biddle & Reath LLP

(27)              Financial Data Schedule